Note 14 - Net Income (Loss) Per Share (Tables)	12 Months Ended
Oct. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended October 31,
	2021	2020	2019
Net income (loss) (numerator)	$6,610,516	$(6,121,224)	$(5,669,321)
Shares (denominator)	7,587,686	7,354,513	7,387,141
Basic and diluted net income (loss) per share	$0.87	$(0.83)	$(0.77)